RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

For the year ended December 31, 2023 and 2022, the Company recorded the following transactions with related parties:

a)	$6,000 in office rent (2022 – $6,000, 2021 - $6,000) to a company controlled by the Chief Technology Officer of the Company.

b)	$12,000 in office rent (2022 – $9,000, 2021 - $Nil) to a company controlled by the Chief Financial Officer of the Company.

c)	$231,393 worth of purchases (2022 - $Nil, 2021 - $Nil) to a company controlled by Chief Technology Officer of the Company.

Related party transactions not otherwise described in the consolidated financial statements are shown below. The remuneration of the Company’s directors and other members of key management, who have the authority and responsibility for planning, directing and controlling the activities of the Company directly or indirectly, consist of the following:

Type of transaction	2023	2022	2021
	$	$	$
Consulting fees	216,000	168,000	162,500
Management fees	216,000	168,000	205,000
Professional fees	128,400	124,200	150,000
Share-based compensation	495,348	151,088	264,393
	1,055,748	611,288	781,893

There were no amounts due to related parties as at December 31, 2023 (2022 - $Nil).

Avricore Health Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2023, 2022 and 2021

(Expressed in Canadian Dollars)